Commitments, Contingent Liabilities and Other - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding	¥ 811,400
Maximum potential amount of future payments under guarantees	529
Ellation Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Percentage of equity interest acquired		100.00%
Contractual obligation | $		$ 1,175
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Unused portion of lines of credit extended to customers	37,322
Pictures
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding	¥ 105,921
Purchase commitments and other outstanding, term	3 years
Music
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding	¥ 149,021
Purchase commitments and other outstanding, term	5 years
Game & Network Services
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding	¥ 32,959
Purchase commitments and other outstanding, term	7 years
Advertising and Promotional Rights
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding	¥ 5,396
Purchase commitments and other outstanding, term	1 year
Fixed Assets
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding	¥ 135,297
Materials
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding	¥ 96,589